Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000226945
Shareholder Report [Line Items]
Fund Name	Bitwise Crypto Industry Innovators ETF
Class Name	Bitwise Crypto Industry Innovators ETF
Trading Symbol	BITQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bitwise Crypto Industry Innovators ETF (the "Fund") for the period from April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://bitqetf.com/materials. You can also request this information by contacting us at 833-365-2487.
Additional Information Phone Number	833-365-2487
Additional Information Website	https://bitqetf.com/materials
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Crypto Industry Innovators ETF	$82	0.85%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 147,011,263
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,324,547
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$147,011,263	31	$1,324,547	58%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	4.3%
Short-Term Investment	29.5%
Financials	33.4%
Information Technology	61.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
MicroStrategy, Cl A	11.9%
Coinbase Global, Cl A	9.4%
MARA Holdings	8.5%
Core Scientific	5.0%
Riot Platforms	4.5%
Galaxy Digital Holdings	4.3%
Iris Energy	4.2%
Bitdeer Technologies Group, Cl A	4.2%
Cleanspark	4.1%
Applied Digital	4.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten chart.

Updated Prospectus Phone Number	833-365-2487
Updated Prospectus Web Address	https://bitqetf.com/materials